LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt

				Fair Value
		Unamortized
		Debt Discounts
	Principal	and Issuance	Net Carrying
	Amount	Costs	Amount	Amount	Level
1.25% convertible senior notes due in December 2026	$2,012.5	$25.7	$1,986.8	$1,984.6	Level 2